Cover Page Cover Page	May 11, 2021	Mar. 02, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	May 11, 2021
Entity Registrant Name		VECTRUS, INC.
Entity Incorporation, State or Country Code		IN
Entity File Number		001-36341
Entity Tax Identification Number		38-3924636
Entity Address, Address Line One		2424 Garden of the Gods Road
Entity Address, Address Line Two		Suite 300
Entity Address, City or Town		Colorado Springs
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80919
City Area Code		719
Local Phone Number		591-3600
Title of 12(b) Security		Common Stock, Par Value $0.01 Per Share
Trading Symbol		VEC
Security Exchange Name		NYSE
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001601548
Amendment Flag		false